FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2016
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 9 – Fair value measurement:

Teva's financial instruments consist mainly of cash and cash equivalents, investment in securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

Financial instruments measured at fair value

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of June 30, 2016 and December 31, 2015 are classified in the tables below in one of the three categories described above:

	June 30, 2016
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$254	$-	$-	$254
Cash deposits and other	6,730	-	-	6,730
Investment in securities:
Equity securities	1,128	-	-	1,128
Structured investment vehicles	-	97	-	97
Other	13	-	1	14
Derivatives:
Asset derivatives - options and forward contracts	-	18	-	18
Asset derivatives - interest rate and cross currency	-	131	-	131
Liabilities derivatives - options and forward contracts	-	(33)	-	(33)
Liabilities derivatives - treasury locks and forward starting interest rate swaps	-	(174)	-	(174)
Contingent consideration*	-	-	(662)	(662)

Total	$8,125	$39	$(661)	$7,503

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$162	$-	$-	$162
Cash deposits and other	6,784	-	-	6,784
Investment in securities:
Equity securities	1,352	-	-	1,352
Structured investment vehicles	-	94	-	94
Other	11	-	1	12
Derivatives:
Asset derivatives - options and forward contracts	-	25	-	25
Asset derivatives - interest rate, cross-currency and forward starting interest rate swaps	-	105	-	105
Liability derivatives - options and forward contracts	-	(11)	-	(11)
Liability derivatives - treasury locks, interest rate and forward starting interest rate swaps	-	(26)	-	(26)
Contingent consideration*	-	-	(812)	(812)

Total	$8,309	$187	$(811)	$7,685

* Contingent consideration represents either liabilities or assets recorded at fair value in connection with acquisitions.

Teva determined the fair value of the liability or asset for the contingent consideration based on a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration is based on several factors, such as: the cash flows projected from the success of unapproved product candidates; the probability of success for product candidates including risks associated with uncertainty regarding achievement and payment of milestone events; the time and resources needed to complete the development and approval of product candidates; the life of the potential commercialized products and associated risks of obtaining regulatory approvals in the U.S. and Europe and the risk adjusted discount rate for fair value measurement.

The contingent consideration is evaluated quarterly or more frequently if circumstances dictate. Changes in the fair value of contingent consideration are recorded in earnings.

Significant changes in unobservable inputs, mainly the probability of success and cash flows projected, could result in material changes to the contingent consideration liability.

The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	Six months ended June 30, 2016	Year ended December 31, 2015

	U.S. $ in millions
Fair value at the beginning of the period	$(811)	$(616)
Auction-rate securities realized	-	(13)
Additional contingent consideration resulting from:
Eagle license	-	(128)
Gecko acquisition	-	(5)
Adjustments to provisions for contingent consideration:
Labrys acquisition	(16)	(311)
Eagle license	(141)	(63)
MicroDose acquisition	(4)	(10)
Cephalon acquisition	(12)	(5)
NuPathe acquisition	122	(10)
Settlement of contingent consideration:
Labrys acquisition	25	350
Eagle acquisition	22	-
Cephalon acquisition	154	-

Fair value at the end of the period	$(661)	$(811)

Financial instruments not measured at fair value

Financial instruments measured on a basis other than fair value are mostly comprised of senior notes and convertible senior debentures, and are presented in the below table in terms of fair value:

	Estimated fair value*
	June 30,	December 31,
	2016	2015

	U.S. $ in millions

Senior notes included under long-term liabilities	$7,687	$7,305
Senior notes and convertible senior debentures included under short-term liabilities	1,605	1,778

Total	$9,292	$9,083

* The fair value was estimated based on quoted market prices, where available.

Investment in securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the below table:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

June 30, 2016	$1,493	$1,442	$85	$34
December 31, 2015	$1,620	$1,303	$338	$21

Devaluation in Venezuela

Venezuela has experienced hyperinflation in recent years. The government of Venezuela currently has two official exchange rates: the DIPRO rate of 10 bolivars per U.S. dollar (which replaced the CENCOEX rate of 6.3 in March 2016) and the DICOM rate, which fluctuates and is currently approximately 640 bolivars per U.S. dollar. In addition, remittance of cash outside of Venezuela is limited.

Following the announcement of the Venezuelan Central Bank and the Ministry for Banking and Finance of FX Regulation 35, effective March 10, 2016, the DIPRO rate was used to settle transactions involving the importation, manufacture and distribution of pharmaceutical products. Teva used the CENCOEX rate until March 2016 and then replaced it with the DIPRO rate to report its Venezuelan financial position, results of operations and cash flows, since it believes that the nature of its business operations in Venezuela, which include the importation, manufacture and distribution of pharmaceutical products, qualifies for the most preferential rates permitted by law.

As a result of the new regulation, Teva impaired its monetary balance sheet items as of March 31, 2016 using the new DIPRO rate (instead of the CENCOEX rate it previously used), with the net difference of $246 million recorded in "financial expenses – net" during the first quarter of 2016.

In the event of an additional devaluation or if a less favorable exchange rate is used, Teva would be exposed to further potential impairments of net monetary assets in Venezuela, which, as of June 30, 2016, amounted to approximately $355 million.